Related Party Transactions - Summary of Amounts Due to our Controlling Shareholder (Details) - USD ($) $ in Thousands		Mar. 31, 2024	Dec. 31, 2023
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	[1]	$ 2,562	$ 3,157
Long-term lease liability	[2]	$ 3,975	4,420
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Short-term lease liability
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Long-term lease liability
Short-term operating lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability		$ 1,251	1,298
Long-term lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Long-term lease liability		3,975	4,414
Current Portion Of Borrowing With Related Party [Member] | Related Party [Member]
Schedule of related Party transactions due to our parent [Line Items]
4.6% Senior Notes with related party		37,125	38,778
A/P and accrued expenses [Member]
Schedule of related Party transactions due to our parent [Line Items]
Royalties and other expenses		1,274	1,618
Other current liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Accrued interest on 4.6% Senior Notes with related party		$ 9,522	$ 9,501

[1]	Includes related party operating lease liability of $1,251 and $1,298 at March 31, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party operating lease liability of $3,975 and $4,414 at March 31, 2024 and December 31, 2023, respectively (see Note 12).